UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.805758.105

ALSF-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.7%
Johnson Controls, Inc.	451,700	$ 8,587
Tenneco, Inc. (a)	353,300	1,081
The Goodyear Tire & Rubber Co. (a)	255,000	2,802
TRW Automotive Holdings Corp. (a)	352,900	3,042
WABCO Holdings, Inc.	193,300	3,091
		18,603
Automobiles - 0.2%
Daimler AG	153,600	5,484
Diversified Consumer Services - 2.7%
Brinks Home Security Holdings, Inc. (a)	272,100	7,232
Carriage Services, Inc. Class A (a)	36,900	97
Service Corp. International (f)	12,770,599	57,851
Stewart Enterprises, Inc. Class A	1,163,232	4,060
		69,240
Hotels, Restaurants & Leisure - 1.8%
Bally Technologies, Inc. (a)	232,240	6,080
Domino's Pizza, Inc. (a)	450,300	4,251
Las Vegas Sands Corp. (a)(e)	2,268,683	17,741
Penn National Gaming, Inc. (a)	420,164	14,294
The Steak n Shake Co. (a)	253,100	2,926
		45,292
Household Durables - 1.4%
Black & Decker Corp.	168,800	6,803
Lennar Corp. Class A	516,600	5,032
Newell Rubbermaid, Inc.	2,316,600	24,208
		36,043
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	3,437
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	438,976	7,533
Cinemark Holdings, Inc.	726,803	6,469
Comcast Corp. Class A	2,286,600	35,351
Gray Television, Inc.	1,348,792	917
Liberty Global, Inc. Class A (a)	263,846	4,351
LodgeNet Entertainment Corp. (a)	11,800	48
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	639
Regal Entertainment Group Class A	100	1
		55,309
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Gap, Inc.	87,400	$ 1,358
Sally Beauty Holdings, Inc. (a)	1,303,600	9,647
		11,005
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	369,980	9,065
Hanesbrands, Inc. (a)	454,600	7,483
		16,548
TOTAL CONSUMER DISCRETIONARY		260,961
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.4%
Kroger Co.	286,100	6,185
Safeway, Inc.	255,400	5,044
		11,229
Food Products - 1.1%
Corn Products International, Inc.	227,904	5,447
Darling International, Inc. (a)	1,701,070	9,730
Dean Foods Co. (a)	448,700	9,288
Kellogg Co.	15,100	636
Smithfield Foods, Inc. (a)	225,294	1,947
		27,048
Personal Products - 0.2%
Revlon, Inc. (a)	1,007,783	4,777
TOTAL CONSUMER STAPLES		43,054
ENERGY - 15.3%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. (a)	1,210,523	24,997
Hercules Offshore, Inc. (a)	1,211,441	3,877
Noble Corp.	388,700	10,623
Oil States International, Inc. (a)	103,500	1,956
Parker Drilling Co. (a)	944,929	2,608
Precision Drilling Trust	1,029,149	4,890
Pride International, Inc. (a)	237,900	5,400
Rowan Companies, Inc.	108,000	1,686
Schoeller-Bleckmann Oilfield Equipment AG	256,600	7,967
		64,004
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.8%
Alpha Natural Resources, Inc. (a)	1,484,559	$ 30,404
Arch Coal, Inc.	311,745	4,355
CONSOL Energy, Inc.	269,500	8,430
El Paso Corp.	10,102,636	69,708
Forest Oil Corp. (a)	2,196,257	35,140
Frontier Oil Corp.	1,441,000	18,315
General Maritime Corp.	1,982,664	19,688
Mariner Energy, Inc. (a)	1,385,276	15,764
Nexen, Inc.	150,800	2,871
Occidental Petroleum Corp.	171,056	9,629
Overseas Shipholding Group, Inc.	1,002,318	28,777
Paladin Energy Ltd. (a)	849,100	2,846
Peabody Energy Corp.	2,386,192	62,972
Plains Exploration & Production Co. (a)	239,496	4,519
Southwestern Energy Co. (a)	200,000	7,172
Teekay Corp.	395,804	5,715
Teekay Tankers Ltd.	37,700	455
Western Refining, Inc. (e)	537,542	6,768
		333,528
TOTAL ENERGY		397,532
FINANCIALS - 7.1%
Commercial Banks - 4.9%
Huntington Bancshares, Inc.	1,788,800	4,991
KeyCorp	7,063,232	43,439
PNC Financial Services Group, Inc.	1,220,161	48,440
Wells Fargo & Co.	1,523,912	30,493
		127,363
Diversified Financial Services - 1.7%
Bank of America Corp.	4,557,200	40,696
CIT Group, Inc. (e)	221,300	491
JPMorgan Chase & Co.	90,100	2,973
		44,160
Insurance - 0.5%
Assured Guaranty Ltd.	1,203,600	11,627
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	358
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	3,524,314	$ 388
TOTAL FINANCIALS		183,896
HEALTH CARE - 5.9%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	134
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	127,100	6,164
Beckman Coulter, Inc.	155,900	8,194
Covidien Ltd.	286,325	9,443
Hospira, Inc. (a)	162,700	5,348
Inverness Medical Innovations, Inc. (a)	343,292	11,085
		40,234
Health Care Providers & Services - 3.5%
Community Health Systems, Inc. (a)	500,524	11,432
DaVita, Inc. (a)	325,453	15,091
Rural/Metro Corp. (a)	343,733	464
Sun Healthcare Group, Inc. (a)	794,946	6,733
Tenet Healthcare Corp. (a)	20,583,847	46,314
VCA Antech, Inc. (a)	454,800	11,379
		91,413
Health Care Technology - 0.7%
Cerner Corp. (a)(e)	319,295	17,178
Pharmaceuticals - 0.2%
Allergan, Inc.	90,300	4,213
TOTAL HEALTH CARE		153,172
INDUSTRIALS - 14.9%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	69,305	4,176
Teledyne Technologies, Inc. (a)	280,200	8,947
		13,123
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	291
Airlines - 1.2%
AirTran Holdings, Inc. (a)	138,500	963
AMR Corp. (a)	288,770	1,375
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	4,599,805	$ 28,381
UAL Corp. (a)	200,000	984
		31,703
Building Products - 3.3%
Armstrong World Industries, Inc.	47,390	862
Masco Corp.	2,211,221	19,591
Owens Corning (a)(e)	3,628,773	64,955
Owens Corning warrants 10/31/13 (a)	193,400	338
		85,746
Commercial Services & Supplies - 3.9%
Cenveo, Inc. (a)	2,186,400	10,320
Clean Harbors, Inc. (a)	209,300	10,486
Deluxe Corp.	1,197,696	17,367
R.R. Donnelley & Sons Co.	363,600	4,236
Republic Services, Inc.	1,758,150	36,921
The Brink's Co.	272,100	7,714
Waste Management, Inc.	491,500	13,108
		100,152
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp.	206,300	817
Electrical Equipment - 1.8%
Acuity Brands, Inc.	200,000	5,748
Baldor Electric Co.	187,400	4,348
Belden, Inc.	856,834	13,812
EnerSys (a)	558,502	9,522
General Cable Corp. (a)(e)	225,900	6,131
JA Solar Holdings Co. Ltd. ADR (a)	660,500	2,318
Sunpower Corp. Class B (a)	148,436	3,764
		45,643
Industrial Conglomerates - 0.4%
General Electric Co.	896,117	11,336
Machinery - 2.6%
Accuride Corp. (a)	626,829	232
Badger Meter, Inc.	188,046	7,326
Cummins, Inc.	718,000	24,412
Dynamic Materials Corp. (e)	137,838	2,211
Ingersoll-Rand Co. Ltd. Class A	283,877	6,180
John Bean Technologies Corp.	17,150	189
Lindsay Corp. (e)	11,000	428
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)(e)	548,521	$ 24,009
Navistar International Corp. (a)	29,100	1,100
SPX Corp.	19,800	914
Terex Corp. (a)	35,600	491
Thermadyne Holdings Corp. (a)	5,100	16
Timken Co.	7,200	116
		67,624
Marine - 0.9%
Diana Shipping, Inc.	222,100	3,487
Genco Shipping & Trading Ltd. (e)	660,186	12,610
Navios Maritime Holdings, Inc.	1,788,039	7,385
OceanFreight, Inc.	335,400	426
		23,908
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	3,100	23
Houston Wire & Cable Co. (e)	440,405	4,246
		4,269
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	1,445
TOTAL INDUSTRIALS		386,057
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	381
Motorola, Inc.	511,300	2,827
		3,208
Computers & Peripherals - 0.6%
EMC Corp. (a)	1,160,700	14,544
Electronic Equipment & Components - 2.5%
Avnet, Inc. (a)	201,400	4,409
Bell Microproducts, Inc. (a)	376,239	297
Benchmark Electronics, Inc. (a)	150,000	1,820
Cogent, Inc. (a)	891,083	10,105
DDi Corp. (a)	23,328	79
Flextronics International Ltd. (a)	10,667,146	41,389
Merix Corp. (a)	446,225	277
SMTC Corp. (a)	343,580	203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)	923,631	$ 6,853
Viasystems Group, Inc. (a)	213,790	428
Viasystems Group, Inc. (a)(i)	47,440	95
		65,955
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	1,788
NetEase.com, Inc. sponsored ADR (a)	157,800	4,762
VeriSign, Inc. (a)	194,300	3,999
		10,549
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	20,000	968
Alliance Data Systems Corp. (a)(e)	818,100	34,254
CACI International, Inc. Class A (a)	152,000	6,012
Cognizant Technology Solutions Corp. Class A (a)	26,400	654
Global Cash Access Holdings, Inc. (a)	591,600	3,591
SAIC, Inc. (a)	326,600	5,911
		51,390
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc. (a)	3,721,719	16,041
Cypress Semiconductor Corp. (a)	541,200	4,292
Intel Corp.	638,700	10,079
Micron Technology, Inc. (a)	1,354,800	6,611
ON Semiconductor Corp. (a)	12,128,560	65,737
		102,760
Software - 0.2%
Autodesk, Inc. (a)	236,100	4,708
VMware, Inc. Class A (a)	10,700	279
		4,987
TOTAL INFORMATION TECHNOLOGY		253,393
MATERIALS - 14.1%
Chemicals - 7.0%
Albemarle Corp.	932,494	25,009
Arch Chemicals, Inc.	317,658	7,681
Ashland, Inc.	27,901	613
Celanese Corp. Class A	4,397,730	91,649
FMC Corp.	39,900	1,944
Georgia Gulf Corp.	447,285	492
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
H.B. Fuller Co.	1,270,664	$ 22,440
Nalco Holding Co.	1,108,800	18,096
Phosphate Holdings, Inc. (a)(i)	192,500	1,348
Pliant Corp. (a)	119	0 *
Solutia, Inc. (a)	349,900	1,316
Texas Petrochemicals, Inc. (a)	93,624	281
W.R. Grace & Co. (a)	1,278,441	11,289
		182,158
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	347,100	8,466
Packaging Corp. of America	22,170	352
Rock-Tenn Co. Class A	333,398	12,589
Sealed Air Corp.	22,800	435
Temple-Inland, Inc.	85,950	1,026
		22,868
Metals & Mining - 6.1%
Cliffs Natural Resources, Inc.	83,673	1,929
Freeport-McMoRan Copper & Gold, Inc. Class B	3,460,769	147,599
Ormet Corp. (a)	500,000	100
Ormet Corp. (a)(i)	150,000	27
Reliance Steel & Aluminum Co.	150,065	5,287
United States Steel Corp. (e)	120,000	3,186
		158,128
Paper & Forest Products - 0.1%
Domtar Corp. (a)	1,202,800	2,189
Neenah Paper, Inc.	231,700	1,161
		3,350
TOTAL MATERIALS		366,504
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	2,771,132	3,104
PAETEC Holding Corp. (a)	1,965,903	6,035
Qwest Communications International, Inc. (e)	3,736,700	14,536
Windstream Corp.	43,477	361
		24,036
Wireless Telecommunication Services - 3.0%
Centennial Communications Corp. Class A (a)	498,868	4,126
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	1,221,980	$ 29,963
Rogers Communications, Inc. Class B (non-vtg.)	141,176	3,469
Sprint Nextel Corp. (a)	3,769,213	16,434
Syniverse Holdings, Inc. (a)	1,855,562	23,380
		77,372
TOTAL TELECOMMUNICATION SERVICES		101,408
UTILITIES - 4.0%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	1,700
Great Plains Energy, Inc.	7,549	109
		1,809
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	2,698
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	8,824,779	62,391
Calpine Corp. (a)	1,459,700	11,838
Dynegy, Inc. Class A (a)	648,600	1,155
Mirant Corp. (a)	320,300	4,077
		79,461
Multi-Utilities - 0.7%
CMS Energy Corp.	1,632,100	19,618
TOTAL UTILITIES		103,586
TOTAL COMMON STOCKS (Cost $3,515,248)		2,249,563
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	8,800	5,491
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	$ 626
TOTAL CONVERTIBLE PREFERRED STOCKS		6,117
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	611	183
TOTAL PREFERRED STOCKS (Cost $8,886)		6,300
Nonconvertible Bonds - 6.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.4%
MGM Mirage, Inc.:
6.625% 7/15/15	$ 2,515	1,402
6.75% 9/1/12	1,280	742
6.75% 4/1/13	1,070	610
7.5% 6/1/16	3,575	1,984
7.625% 1/15/17	9,125	5,064
8.375% 2/1/11	7,455	3,057
13% 11/15/13 (g)	8,080	7,474
Six Flags Operations, Inc. 12.25% 7/15/16 (g)	14,626	10,238
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	2,331
7.75% 8/15/16 (d)	7,395	2,551
		35,453
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,010	874
TOTAL CONSUMER DISCRETIONARY		36,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.5%
Food Products - 0.3%
Smithfield Foods, Inc.:
7% 8/1/11	$ 10,600	$ 8,507
7.75% 7/1/17	650	419
		8,926
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	6,255	4,941
TOTAL CONSUMER STAPLES		13,867
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,415	3,797
6.625% 1/15/16	10,490	9,336
El Paso Energy Corp.:
7.75% 1/15/32	7,015	5,237
7.8% 8/1/31	1,535	1,167
Forest Oil Corp.:
7.25% 6/15/19	8,835	7,333
7.25% 6/15/19 (g)	1,265	1,031
Plains Exploration & Production Co. 7.75% 6/15/15	6,600	6,039
Range Resources Corp.:
7.25% 5/1/18	440	413
7.5% 10/1/17	5,285	5,126
SandRidge Energy, Inc. 8% 6/1/18 (g)	2,375	2,031
Southwestern Energy Co. 7.5% 2/1/18 (g)	1,930	1,887
		43,397
FINANCIALS - 1.1%
Consumer Finance - 1.1%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	13,414
GMAC LLC:
7.5% 12/31/13 (g)	14,207	9,661
8% 12/31/18 (g)	12,693	5,331
		28,406
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	5
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. 10% 2/1/09 (a)	$ 215	$ 2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		19
Building Products - 0.0%
Owens Corning 7% 12/1/36	837	515
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,170	1,345
TOTAL INDUSTRIALS		1,879
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,150	1,055
10.125% 12/15/16	2,085	506
NXP BV:
7.875% 10/15/14	6,486	2,140
10% 7/15/13 (g)	1,234	864
		4,565
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. 6.875% 6/1/16 (d)	4,450	2,136
Georgia Gulf Corp. 9.5% 10/15/14	2,780	605
		2,741
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Sprint Capital Corp.:
6.875% 11/15/28	11,895	8,029
6.9% 5/1/19	8,400	6,972
		15,001
Wireless Telecommunication Services - 0.8%
Digicel Group Ltd. 8.875% 1/15/15 (g)	1,520	1,102
Nextel Communications, Inc. 7.375% 8/1/15	13,160	9,393
Sprint Nextel Corp. 6% 12/1/16	12,345	10,246
		20,741
TOTAL TELECOMMUNICATION SERVICES		35,742
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	$ 6,595	$ 6,034
TOTAL NONCONVERTIBLE BONDS (Cost $169,433)		172,958
Floating Rate Loans - 3.9%

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Visteon Corp. term loan 4.25% 6/13/13 (h)	8,540	1,836
Hotels, Restaurants & Leisure - 0.3%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.57% 6/14/13 (h)	741	518
term loan 2.8125% 6/14/14 (h)	8,752	6,127
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (h)	644	438
2.68% 5/26/13 (h)	1,116	759
		7,842
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.3107% 3/6/14 (h)	4,975	4,253
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (h)	9,155	5,676
VNU, Inc. term loan 2.4694% 8/9/13 (h)	8,835	7,620
		17,549
TOTAL CONSUMER DISCRETIONARY		27,227
CONSUMER STAPLES - 0.3%
Household Products - 0.0%
Huish Detergents, Inc. Tranche B 1LN, term loan 2.18% 4/26/14 (h)	1,318	1,186
Personal Products - 0.3%
Revlon Consumer Products Corp. term loan 4.9834% 1/15/12 (h)	8,731	7,596
TOTAL CONSUMER STAPLES		8,782
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.8%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.4854% 4/30/12 (h)	$ 6,929	$ 5,543
Tranche 2LN, term loan 3.7394% 4/30/14 (h)	13,954	7,396
		12,939
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.7391% 12/3/14 (h)	4,562	2,965
Machinery - 0.1%
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (h)	1,867	1,531
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 2.9275% 6/29/14 (h)	3,680	2,962
TOTAL INDUSTRIALS		20,397
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.4%
Flextronics International Ltd.:
Tranche B-A, term loan 3.1251% 10/1/14 (h)	6,956	5,565
Tranche B-A1, term loan 3.3813% 10/1/14 (h)	1,999	1,599
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 3.969% 10/10/14 (h)	4,542	3,111
		10,275
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. term loan 2.2588% 12/1/13 (h)	33,755	20,084
TOTAL INFORMATION TECHNOLOGY		30,359
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese Holding LLC term loan 2.9419% 4/2/14 (h)	2,985	2,627
Georgia Gulf Corp. term loan 8.911% 10/3/13 (h)	4,676	2,946
		5,573
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. term loan 3.1948% 3/13/14 (h)	$ 10,000	$ 7,925
TOTAL FLOATING RATE LOANS (Cost $105,879)		100,263
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	56,508,283	56,508
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	34,813,725	34,814
TOTAL MONEY MARKET FUNDS (Cost $91,322)		91,322
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $309)	29,250,000	146
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,891,077)		2,620,552
NET OTHER ASSETS - (0.9)%		(22,764)
NET ASSETS - 100%		$ 2,597,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,807,000 or 1.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,470,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,051
Fidelity Securities Lending Cash Central Fund	985
Total	$ 3,036
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Service Corp. International	$ 111,209	$ 11,482	$ -	$ 1,532	$ 57,851
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,620,552	$ 2,332,368	$ 287,496	$ 688
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 660
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,308)
Cost of Purchases	-
Proceeds of Sales	(38)
Amortization/Accretion	-
Transfer in/out of Level 3	2,374
Ending Balance	$ 688

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,899,376,000. Net unrealized depreciation aggregated $1,278,824,000, of which $168,953,000 related to appreciated investment securities and $1,447,777,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009